Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 3:	Income Taxes
ProKidney is considered to be an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.
The Company’s subsidiary, PKLP, is organized as a limited partnership and is classified as a partnership for U.S. income tax purposes, and as such, only records a provision for federal and state income taxes on its subsidiaries organized as C corporations or which have elected to be treated as corporations for U.S. federal income tax purposes.
The Company’s subsidiary,
ProKidney-US,
is treated as a C corporation, and therefore a provision for federal and state taxes has been recorded.
The Company’s subsidiary,
ProKidney-KY,
has been granted, by the Government in Council of the Cayman Islands, tax concessions under an undertaking certificate exempting it from any tax levied on profits, income, gains or appreciations in relation to its operations or in the nature of estate duty or inheritance tax for a period of twenty years from January 20, 2016.
ProKidney-KY
elected to be treated as an entity disregarded from its owner for U.S. tax purposes, and as a result, it has not recorded an income tax provision.
The provision for income tax expense consisted of the following for the years ended December 31, 2022, 2021 and 2020 (in thousands):

	December 31, 2022	December 31, 2021	December 31, 2020
Current:
Federal	$896	$72	$(242)
State	—	(34)	10

Total current income tax expense (benefit)	896	38	(232)

Deferred:
Federal	—	—	—
State	—	—	—

Total deferred income tax expense (benefit)	—	—	—

Income tax expense (benefit)	$896	$38	$(232)

The difference between the statutory rate for U.S statutory rate of 21% and the effective income tax rate was as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Current:
Income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	—	—	—
Non-taxed income	(18.4)	(21.4)	(21.5)
Federal Credits	0.8	1.8	2.3
Share-based compensation	(2.4)	—	—
Provision to return adjustment	—	—	0.2
Change in valuation allowance	(1.4)	(1.3)	(1.1)
Other	(0.2)	(0.2)	—

Effective income tax rate	(0.6)%	(0.1)%	0.9%

Components of the Company’s deferred tax assets and liabilities included in the consolidated balance sheet consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Deferred tax assets:
Accrued compensation	$678	$376
Federal credit carryforwards	227	939
Leases	10	28
Share-based compensation	637	—
Research and experimental costs capitalized	3,504	—
Start-up costs	35	39

Deferred tax assets before valuation allowance	5,091	1,382
Valuation allowance	3,332	1,237

Total deferred tax assets	$1,759	$145

Deferred tax liabilities:
Intangible assets	$45	$90
Fixed assets	1,708	47
Prepaid expenses	6	8

Total deferred income tax liabilities	1,759	145

Net deferred tax asset	$—	$—

For tax years beginning after December 31, 2021, the Tax Cut and Jobs Act of 2017 (the “TCJA”) requires specified research and development expenses to be capitalized and amortized ratably over a five-year period. The increase in the valuation allowance related to this capitalized expense is the primary driver of income tax expense recognized during the year ended December 31, 2022.
As discussed in Note 5, the Company is party to a tax receivable agreement with a related party which provides for the payment by the Company to holders of PKLP prior to the Closing (“Closing ProKidney Unitholders”) of 85% of the amount of cash savings, if any, in U.S. federal, state and local income tax or franchise tax that the Company actually realizes (or, in some circumstances, the Company is deemed to realize) as a result of certain transactions. As no transactions have occurred which would trigger a liability under this agreement, the Company has not recognized any liability related to this agreement as of December 31, 2022.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. Accordingly, management has concluded that it is not more likely than not that it will recognize the deferred tax assets, and the Company has provided a valuation allowance of $3,332,000 and $1,237,000, respectively for December 31, 2022 and 2021, to offset the net deferred tax assets.
The Company has $174,000 in Research Credit Carryforwards that begin to expire in 2042.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Unrecognized tax benefits (gross):
Benefits at the beginning of the year	$180	$—
Increase related to prior year tax positions	9	94
Decrease related to prior year tax positions	—	—
Increase related to current year tax positions	122	86

Benefits at the end of the year	$311	$180

There were no net unrecognized tax benefits as of December 31, 2022 which, if recognized, would affect our effective tax rate. We expect none of the gross unrecognized tax benefits will decrease within the next year.
In March 2020, the World Health Organization declared coronavirus
(COVID-19)
a global pandemic. This contagious disease outbreak, which continued to spread, and the related adverse public health developments, have adversely affected work forces, economies and financial markets globally. As a result, governments around the world have enacted legislation to provide aid and stimulate economies. In the U.S., The Coronavirus, Aid, Relief and Economics Security Act (“CARES Act”), was enacted on March 27, 2020, The Consolidated Appropriations Act, 2021 was enacted on December 27, 2020, and the American Rescue Plan Act of 2021 was enacted on March 11, 2021. All of these acts included both income tax and non-income
tax provisions to assist companies. No provisions in these acts had a material impact on the income tax provision or any other area of the Company’s financial statements.
Tax years 2019 through 2022 remain subject to examination by federal and state authorities.